Note 22 - Commitments and Contingency (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of finance lease and operating lease by lessee [text block]
2018	$217,393
2019	212,734
2020	212,734
2021	37,256